o BT INSTITUTIONAL FUNDS o

                                  INSTITUTIONAL
                              CASH MANAGEMENT FUND

                                  ANNUAL REPORT
                                  -------------
                                 DECEMBER o 1998

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Institutional Cash Management Fund

TABLE OF CONTENTS
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               Letter to Shareholders .....................................    3

               Institutional Cash Management Fund
                 Statement of Assets and Liabilities ......................    5
                 Statement of Operations ..................................    5
                 Statements of Changes in Net Assets ......................    6
                 Financial Highlights .....................................    7
                 Notes to Financial Statements ............................    8
                 Report of Independent Accountants ........................    9


               Cash Management Portfolio
                 Statement of Net Assets ..................................   10
                 Statement of Operations ..................................   15
                 Statements of Changes in Net Assets ......................   16
                 Financial Highlights .....................................   16
                 Notes to Financial Statements ............................   17
                 Report of Independent Accountants ........................   18

                           -------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed byBankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                           -------------------------
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Institutional Cash Management Fund

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
We are pleased to present you with this annual report for the BT Institutional
Cash Management Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the
Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The money markets were dominated throughout 1998 by the global financial crisis, which began in Southeast Asia and spread to countries around the world.
o  During the first half of the year, the hangover effects of the Southeast
   Asian financial crisis spread to Hong Kong and Japan. This both focused the U.S. markets on that region and also supported a flight to quality and, in turn, a U.S. Treasury rally.
o In the second half of 1998, Russia devalued its currency and defaulted on its domestic debt, despite an International Monetary Fund (IMF) bailout attempt; weak commodity prices dampened the economic outlook for Latin
   America in general and Brazil in particular; and economic instability in Asia was ongoing. All of this buoyed the U.S. Treasury rally.

Concerns over the impact of foreign turmoil on U.S. economic growth did not surface until the second half of the year.

o Interest rates in the first six months remained relatively stable. The combination of a strong economy--especially in the service sector--and low inflation allowed the Federal Reserve Board to keep interest rates unchanged at 5.5%.
o During the third quarter, investors began to focus more heavily on the Asian contagion and on the political problems in the Clinton administration.
   In addition, a major leveraged hedge fund went bankrupt, requiring a bailout by a consortium of Wall Street firms. The announcement of this Fed-orchestrated bailout package forced corporate credit spreads to widen significantly and liquidity to decrease. This led, in turn, to a further rally in U.S. Treasuries plus significant buying of high quality domestic paper.

                                    Ratings
                                   S&P: AAAm
                                  Moody's: AAA

Citing both global and U.S. developments and their prospects on the U.S.
economy, the Federal Reserve Board effectively battled investors' growing risk aversion and escalating illiquidity with three rapid cuts of interest rates in the second half of the year. These easing moves of 0.25% each--on September 29, October 15, and November 17--restored the financial markets to a more peaceful state and allowed the money markets, in particular, to finish out the year on a relatively calm note.

Money markets also benefited from volatility in the equity markets. This volatility buoyed a rally in the U.S. fixed income market in general and strong cash inflows into the money markets in particular. Investors moved assets from equity funds, both domestic and foreign, seeking both the greater liquidity and the perceived safety of the money markets. Also fueling positive fixed income market sentiment toward the end of the year was a plunge in oil prices and other commodities to their lowest level in decades.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation as market conditions changed, we were able to produce competitive yields in the Institutional Cash Management Fund.

Period ended           Annualized 7 Day  Annualized 7 Day
 December 31, 1998        Current Yield   Effective Yield
--------------------------------------------------------------------------------
 BT Institutional
  Cash Management Fund*       4.96%           5.09%
--------------------------------------------------------------------------------
 IBC First Tier-Institutional
  Only Money Funds Average    4.87%           4.99%
--------------------------------------------------------------------------------

We maintained a neutral, close-to-the benchmark weighted average maturity position through most of the first half of the year. This strategy was based on the uncertainty surrounding the impact of the Asian financial turmoil on the U.S. financial markets as well as on the Federal Reserve Board's decision to keep interest rates on hold. Also, the flat yield curve gave us few opportunities to extend maturities to increase yield. Instead, we sought to add value by increasing the Fund's holdings in floating rate securities, which proved to be effective in producing competitive Fund returns. In anticipation of Federal Reserve Board interest rate cuts, we began extending the Fund's average maturity in the third quarter. We were careful to add exposure to high quality counterparties, while limiting exposure to those we felt might experience difficulties in the worsening Asian crisis.

                           Status at December 31, 1998
                        Seven day effective yield: 5.09%
                            Average maturity: 36 days
                          Net assets: $2,347.1 million

MANAGER OUTLOOK
Economic and financial market performance have run on virtually parallel tracks in 1998, and that pattern seems likely to persist into 1999. Looking ahead for the near term, we believe the money markets should remain fairly positive, though largely range-bound, without the dramatic rally of the year 1998.
o Strong momentum in the U.S. economy--in terms of consumer spending, employment, housing, and business investment--should carry into early 1999, before weakening later in the year.
o The global economic crisis continues to loom and we anticipate GDP growth of around 2.5% in 1999--a positive backdrop for inflation to stay low and for the safe haven status of U.S. Treasuries to continue.

----------------------
*Past performance is not indicative of future results. Yields will vary. Yield quotes for money market funds most closely reflect the fund's current earnings.
Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Mutual funds are not bank deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal
Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

                                       3
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Institutional Cash Management Fund

LETTER TO SHAREHOLDERS
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  Diversification of Portfolio Investments

                      By Asset Type as of December 31, 1998
                      (percentages are based on net assets)

U.S. Treasury Securities 1%

Floating Rate Notes 21%

Eurodollar Time Deposits 16%

Funding Agreement 1%

Yankee Certificates of Deposit 8%

Commercial Paper 42%

Certificates of Deposit 3%


o We believe Federal Reserve Board monetary policy is likely on hold, not changing interest rates for the foreseeable future in the face of solid economic growth, healthy financial markets, and the recent softening of the dollar.

Given this scenario and the slightly positive yield curve, we intend to stay slightly longer than our benchmark for the near term. At the same time, we will look to take advantage of any spike in yields or any issue-specific attractive value opportunities when they arise.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the BT Institutional Cash
Management Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                              /s/ Darlene M. Rasel
                              --------------------
                                Darlene M. Rasel
               Portfolio Manager of the Cash Management Portfolio
                                December 31, 1998

                                       4
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Institutional Cash Management Fund

STATEMENT OF ASSETS AND LIABILITIES  December 31, 1998
---------------------------------------------------------------------------------------------------------------------
Assets
   Investment in Cash Management Portfolio, at Value ..............................................   $ 2,347,764,891
   Receivable from Shares of Beneficial Interest Subscribed .......................................           415,048
   Prepaid Expenses ...............................................................................            42,071
                                                                                                      ---------------
Total Assets ......................................................................................     2,348,222,010
                                                                                                      ---------------
Liabilities
   Due to Bankers Trust ...........................................................................           151,398
   Dividends Payable ..............................................................................           881,589
   Accrued Expenses ...............................................................................            47,498
                                                                                                      ---------------
Total Liabilities .................................................................................         1,080,485
                                                                                                      ---------------
Net Assets ........................................................................................   $ 2,347,141,525
                                                                                                      ===============

Shares Outstanding ($0.001 par value per share, unlimited number of shares of
beneficial interest authorized) ...................................................................     2,347,580,989
                                                                                                      ===============

Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)
                                                                                                      $          1.00
                                                                                                      ===============
Composition of Net Assets
   Paid-in Capital ................................................................................   $ 2,347,580,989
   Accumulated Net Realized Loss from Investment Transactions .....................................          (439,464)
                                                                                                      ---------------
Net Assets, December 31, 1998 .....................................................................   $ 2,347,141,525
                                                                                                      ===============
---------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  For the year ended December 31, 1998
---------------------------------------------------------------------------------------------------------------------
Investment Income
   Income allocated from Cash Management Portfolio, net ...........................................   $   123,127,574
                                                                                                      ---------------
Expenses
   Administration and Services Fees ...............................................................         1,143,625
   Registration Fees ..............................................................................           135,977
   Professional Fees ..............................................................................            16,540
   Printing and Shareholder Reports ...............................................................            14,079
   Trustees Fees ..................................................................................             5,140
   Miscellaneous ..................................................................................            30,201
                                                                                                      ---------------
   Total Expenses .................................................................................         1,345,562
   Less: Expenses absorbed by Bankers Trust .......................................................          (201,937)
                                                                                                      ---------------
      Net Expenses ................................................................................         1,143,625
                                                                                                      ---------------
Net Investment Income .............................................................................       121,983,949
Net Realized Gain from Investment Transactions ....................................................           140,279
                                                                                                      ---------------
Net Increase in Net Assets from Operations ........................................................   $   122,124,228
                                                                                                      ===============


                       See Notes to Financial Statements.

                                       5
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Institutional Cash Management Fund

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                                 For the            For the
                                                                year ended         year ended
                                                             December 31, 1998  December 31, 1997
                                                            ------------------ ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income ................................   $    121,983,949    $    100,535,644
   Net Realized Gain (Loss)  from Investment Transactions            140,279             (17,916)
                                                            ----------------    ----------------
Net Increase in Net Assets from Operations ..............        122,124,228         100,517,728
                                                            ----------------    ----------------
Distributions to Shareholders
   Net Investment Income ................................       (121,983,949)       (100,535,644)
                                                            ----------------    ----------------
Capital Transactions in Shares of Beneficial Interest
  (at Net Asset Value of $1.00 per share)
   Proceeds from Sales of Shares ........................     38,329,659,039      30,846,603,472
   Dividend Reinvestments ...............................        109,800,828          89,676,335
   Cost of Shares Sold ..................................    (38,014,384,008)    (30,452,882,187)
                                                            ----------------    ----------------
Net Increase from Capital Transactions in Shares of
   Beneficial Interest ..................................        425,075,859         483,397,620
                                                            ----------------    ----------------
Total Increase in Net Assets ............................        425,216,138         483,379,704
Net Assets
Beginning of Year .......................................      1,921,925,387       1,438,545,683
                                                            ----------------    ----------------
End of Year .............................................   $  2,347,141,525    $  1,921,925,387
                                                            ================    ================

                        See Notes to Financial Statements.

                                       6
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Institutional Cash Management Fund

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Cash Management Fund.

                                                                           For the years ended December 31,
                                                     -----------------------------------------------------------------------------
                                                       1998             1997               1996              1995           1994
                                                       ----             ----               ----              ----           ----
Per Share Operating Performance:
Net Asset Value, Beginning of Year ........   $        1.00    $        1.00     $         1.00    $         1.00    $      1.00
                                              -------------    -------------     --------------    --------------    -----------
Income fromInvestment Operations
   Net Investment Income ..................            0.05             0.05               0.05              0.06           0.04
   Net Realized Gain (Loss) from
      Investment Transactions .............            0.00            (0.00)(1)           0.00(1)           0.00(1)         (0.01)
                                              -------------    -------------     --------------    --------------    -----------
Total from Investment Operations ..........            0.05             0.05               0.05              0.06           0.03
                                              -------------    -------------     --------------    --------------    -----------
Contributions of Capital ..................            --               --                 0.00(1)           --             0.01
                                              -------------    -------------     --------------    --------------    -----------
Distributions to Shareholders
   Net Investment Income ..................           (0.05)           (0.05)             (0.05)            (0.06)         (0.04)
                                              -------------    -------------     --------------    --------------    -----------
Total Distributions .......................           (0.05)           (0.05)             (0.05)            (0.06)         (0.04)
                                              -------------    -------------     --------------    --------------    -----------
Net Asset Value, End of Year ..............   $        1.00    $        1.00     $         1.00    $         1.00    $      1.00
                                              =============    =============     ==============    ==============    ===========

Total Investment Return ...................            5.47%            5.52%              5.36%(2)          5.89%          4.18%(2)
Supplemental Data and Ratios:
   Net Assets, End of Period
      (000s omitted) ......................   $    2,347,142   $   1,921,925     $    1,438,546    $    1,010,874    $   664,149
   Ratios to Average Net Assets:
      Net Investment Income ...............             5.34%           5.40%              5.24%             5.72%          3.98%
      Expenses, Including Expenses
        of the Cash Management Portfolio ..             0.23%           0.23%              0.23%             0.23%          0.23%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust ..................             0.03%           0.03%              0.04%             0.04%          0.03%

--------------------
1 Less than $0.01 per share.
2 Increased by approximately 0.10% and 0.91% due to contributions of capital for the years ended December 31, 1996 and 1994, respectively.

                        See Notes to Financial Statements.

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Institutional Cash Management Fund

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Note 1--Organization and Significant Accounting Policies
A.  Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Management Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1998, the Fund's investment was approximately 43% of the Portfolio.

The financial statements of the Portfolio, including a listing of assets held, are contained elsewhere in this report and should be read in conjunction with the Funds Financial Statements.

B.  Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C.  Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Distributions
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E.  Federal Income Taxes
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

F.  Other
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses that are attributable to all of the Trust's Funds are allocated among them. Investment transactions are accounted for on a trade date basis. Realized gains and losses are determined on a trade date basis.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Notes 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund excluding expenses of the Portfolio and
 .23% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc., a member of the Forum Group of Companies, provides distribution services to the Fund. For the year ended December 31, 1998, there were no reimbursable expenses incurred under this agreement.

The Portfolio, in which the Fund invests in, is a participant with other affiliated entities in a revolving credit facility (the "revolver") and a discretionary demand line of credit facility (collectively the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Bankers Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Financial Highlights for the period January 25, 1994 (commencement of operations) to December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $5,215,181. In 1996, Bankers Trust contributed capital in the amount of $93,110 to reimburse the Fund for capital losses incurred in prior years.

Note 3--Capital Loss Carryforwards
At December 31, 1998, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $437,065, which will expire in 2002 and $17,916, which will expire in 2005.

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Institutional Cash Management Fund

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees of BT Institutional Funds and Shareholders of Institutional Cash Management Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Cash Management Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

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Cash Management Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
  Amount              Description              Value
  ------              -----------              -----

              EURODOLLAR CERTIFICATES OF DEPOSIT - 8.5%

              Abbey National:
$17,000,000    5.20%, 2/9/99................$17,000,000
 30,000,000    4.92%, 3/23/99............... 30,000,000
 17,000,000    4.85%, 4/20/99............... 17,000,000

              Barclays Bank:
25,000,000    5.37%, 2/24/99.................25,000,704
41,000,000    4.88%, 4/27/99.................40,997,421

              Bayerische Hypotheka Vereinbank:
 20,000,000    5.36%, 2/22/99................20,004,907
 22,000,000    5.17%, 2/26/99................22,000,338

              Cariplo,
30,000,000     5.61%, 1/29/99................30,000,232

              Halifax Building Society:
 15,000,000    5.16%, 2/5/99 ................15,000,112
 25,000,000    5.60%, 2/22/99 ...............25,000,000
 25,000,000    5.27%, 2/26/99................25,004,540
 50,000,000    5.12%, 3/2/99.................50,001,219

              International Nederlander Bank:
 20,000,000    5.13%, 3/5/99.................20,001,028
 50,000,000    4.90%, 4/28/99................50,000,000

              KBC Bank,
 25,000,000    5.53%, 1/15/99................25,000,097

              Rabobank,
 50,000,000    5.53%, 1/4/99.................50,000,000
                                       ----------------

Total Eurodollar Certificates of Deposit -
 (Amortized Cost $462,010,598)..............462,010,598
                                       ----------------

              YANKEE CERTIFICATES OF DEPOSIT - 7.9%
              Bank of Montreal:
 30,000,000    5.25%, 1/29/99................30,000,000
 25,000,000    5.32%, 1/29/99................25,000,000
 10,000,000    5.53%, 2/17/99................10,002,119
 10,000,000    5.57%, 2/26/99................10,000,000

              Banque Nationale de Paris,
 50,000,000    5.54%, 1/4/99.................50,000,000

              Barclays Bank,
 14,000,000    5.70%, 3/30/99................13,997,703

              Bayerische Hypotheka Vereinbank,
 20,000,000    5.55%, 1/4/99.................20,000,017

              Canadian Imperial Bank,
 10,000,000    4.87%, 4/21/99.................9,998,389


  Principal
  Amount              Description              Value
  ------              -----------              -----
              Credit Agricole,
  $ 2,000,000    5.70%, 1/7/99...............$1,999,980

              Cregem,
 12,000,000    5.51%, 1/11/99................12,000,033

              Deutsche Bank,
  2,000,000    5.705%, 4/16/99................1,999,461

              Hessen Thuringer,
 30,000,000   5.265%, 1/29/99................30,001,016

              KBC Bank,
  2,000,000    5.69%, 3/29/99.................2,000,242

              Lloyds Bank,
 25,000,000    4.875%, 4/23/99...............25,000,378

              National Westminster Bank,
 40,000,000    5.485%, 1/19/99...............40,000,100

              Nordeutsche Landesbank,
  8,000,000    5.66%, 7/27/99.................8,025,322

              Rabobank:
 25,000,000    5.71%, 1/6/99.................25,000,668
 17,000,000    5.60%, 3/17/99................16,998,967
  2,000,000    5.70%, 4/20/99.................2,000,602
 25,000,000    5.65%, 6/16/99................25,059,022

              Royal Bank of Canada,
 10,000,000    5.56%, 2/26/99.................9,999,265

              TORONTO DOMINION BANK,
 22,000,000    5.16%, 2/23/99................22,000,000

              Union Bank of Switzerland,
  8,000,000    5.74%, 6/11/99.................8,021,281

              West Deutsche Landesbank:
 15,000,000    5.54%, 1/13/99................15,000,000
 15,000,000    5.51%, 2/19/99................14,999,556
                                       ----------------

Total Yankee Certificates of Deposit -
 (Amortized Cost $429,104,121)..............429,104,121
                                       ----------------

              CERTIFICATES OF DEPOSIT - 3.4%
              American Express Centurion Bank,
 13,000,000    5.47%, 1/14/99................13,000,000

              Chase Manhattan Bank,
 20,000,000    4.875%, 4/21/99...............20,000,000

              First Union,
  2,000,000    5.65%, 4/12/99.................2,000,699


                        See Notes to Financial Statements.

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Cash Management Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
  Amount              Description              Value
  ------              -----------              -----
              Mellon Bank:
$ 20,000,000   4.87%, 4/29/99.............$  20,000,000
  15,000,000   5.05%, 5/3/99.................15,000,000

              Morgan Guaranty:
  21,000,000   5.15%, 3/15/99................21,000,000
  42,000,000   4.95%, 3/16/99................42,000,000

              NationsBank,
  55,000,000   5.20%, 2/5/99.................55,000,000
                                       ----------------

Total Certificates of Deposit
 (Amortized Cost $188,000,699)..............188,000,699
                                       ----------------

              EURO TIME DEPOSITS - 16.0%
              Abbey National,
 50,000,000    5.48%, 2/10/99................50,000,000

              Bank of America,
 25,000,000    5.45%, 2/11/99................25,000,000

              Bank of Austria,
 50,000,000    5.15%, 1/20/99................50,000,000

              Bank of Montreal,
115,000,000    5.35%, 2/9/99................115,000,000

              Bank of Nova Scotia,
 25,000,000    5.594%, 1/8/99................25,000,000

              Bayerische Landesbank,
 40,000,000    4.938%, 4/28/99...............40,000,000

              Caisse de  Depots,
200,000,000    5.25%, 1/4/99................200,000,000

              Canadian Imperial Bank,
 50,000,000    5.25%, 1/4/99.................50,000,000

              International Nederlander,
 40,000,000    5.60%, 2/26/99................40,000,000

              KBC Bank,
 29,000,000    5.16%, 1/22/99................29,000,000

              Nordeutsche Landesbank:
 25,000,000    5.67%, 1/19/99................25,000,000
 35,000,000    5.25%, 3/29/99................35,000,000

              Union Bank of Switzerland,
144,257,257    4.25%, 1/4/99................144,257,257

  Principal
  Amount              Description              Value
  ------              -----------              -----
              West Deutsche Landesbank,
$ 50,000,000   5.25%, 1/4/99..............$  50,000,000
                                       ----------------
Total Euro Time Deposits
 (Amortized Cost $878,257,257)..............878,257,257
                                       ----------------

              FLOATING RATE - NOTES - 20.6%
              Associates Corp.:
               Daily Variable Rate,
  25,000,000    5.65%, 1/4/99................24,999,901
  25,000,000    5.51%, 4/23/99...............24,992,492
  20,000,000    5.52%, 6/29/99...............19,992,341

              Bank of Austria:
               Quarterly Variable Rate,
   25,000,000   5.548%, 7/27/99..............24,991,652

              Bank of Nova Scotia:
               Monthly Variable Rate,
   35,000,000   5.512%, 6/10/99..............34,988,376

              Banque Nationale de Paris:
               Monthly Variable Rate,
  40,000,000    5.525%, 6/1/99................39,990,071
  40,000,000    5.541%, 7/29/99...............39,986,429

              Bayerische Hypotheka Vereinbank:
               Monthly Variable Rate,
  40,000,000    5.505%, 5/28/99...............39,987,303

              Bayerische Landesbank:
               Daily Variable Rate,
  35,000,000    5.00%, 2/12/99................35,000,400
               Monthly Variable Rate,
  20,000,000    5.495%, 2/25/99...............19,998,255
  25,000,000    5.521%, 6/29/99...............24,990,962

              Bear Stearns:
               Monthly Variable Rate,
  10,000,000    5.626%, 6/4/99................10,000,000

              Commerz Bank:
               Monthly Variable Rate,
  30,000,000    5.505%, 5/28/99...............29,990,478

              CoreStates Bank:
               Monthly Variable Rate,
  30,000,000    5.607%, 3/5/99................30,000,000

              Creditanstalt Bankverein:
               Monthly Variable Rate,
  20,000,000    5.515%, 6/3/99................19,994,231

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
  Amount              Description              Value
  ------              -----------              -----
              Credit Suisse First Boston:
               Daily Variable Rate,
$30,000,000    5.50%, 2/9/99...............$ 30,000,000

              DEUTSCHE BANK:
               QUARTERLY VARIABLE RATE,
 40,000,000    5.528%, 6/1/99................39,987,010
 15,000,000    5.53%, 8/16/99................14,993,593

              First Union:
               Quarterly Variable Rate,
 10,000,000    5.208%, 10/20/99..............10,000,000
 20,000,000    5.422%, 11/16/99..............20,000,000

              General Electric Corp.:
               Quarterly Variable Rate,
 15,000,000    5.607%, 1/15/99...............15,000,000
 20,000,000    5.554%, 9/8/99................20,000,000

              IBM Credit:
               Quarterly Variable Rate,
 13,000,000    5.22%, 11/2/99................12,997,828

              J.P. Morgan:
               Monthly Variable Rate,
 55,000,000    5.50%, 2/24/99................54,994,038

              Key Bank New York:
               Daily Variable Rate,
 10,000,000    5.54%, 1/29/99.................9,999,592

              Kreditbank:
               Quarterly Variable Rate,
 25,000,000    5.537%, 6/1/99.................24,992,896

              Merrill Lynch & Co.:
               Daily Variable Rate,
 35,000,000    5.625%, 2/17/99...............34,999,331
 12,000,000    5.29%, 4/7/99.................12,002,342
               Monthly Variable Rate,
 20,000,000    5.606%, 4/13/99 ..............19,999,442

              Morgan Guaranty:
               Monthly Variable Rate,
 40,000,000    5.22%, 11/29/99...............39,982,935

              National City Bank of Cleveland:
               Monthly Variable Rate,
 15,000,000    5.578%, 3/5/99................14,998,988

  Principal
  Amount              Description              Value
  ------              -----------              -----
              National Rural Utility Cooperative:
               Quarterly Variable Rate,
$20,000,000    5.219%, 11/23/99...........$  20,000,000

              National Westminster:
               Quarterly Variable Rate,
 25,000,000    5.538%, 8/20/99...............24,987,580

              NationsBank Corp.:
               Daily Variable Rate,
 25,000,000    5.70%, 3/18/99................25,004,536

              Nordeutsche Landesbank:
               Monthly Variable Rate,
 17,000,000    5.525%, 2/2/99................16,999,281
 20,000,000    5.505%, 2/25/99...............19,998,527

              Norwest Corp:
               Quarterly Variable Rate,
 30,000,000    5.242%, 10/28/99..............29,997,520

              Societe Generale:
               Daily Variable Rate,
 40,000,000    5.59%, 2/9/99.................39,997,693
 10,000,000    5.58%, 3/2/99................. 9,999,198
               Monthly Variable Rate,
 25,000,000    5.567%, 5/7/99................24,994,469
 10,000,000    5.555%, 6/1/99.................9,996,788

              Svenska Handelsbanken:
               Monthly Variable Rate,
 20,000,000    5.53%, 6/2/99.................19,993,807

              US Bank:
               Monthly Variable Rate,
 15,000,000    5.567%, 8/18/99...............14,998,242

              Wachovia Bank:
               Monthly Variable Rate,
 28,000,000    5.505%, 2/9/99 ...............27,998,450
 21,000,000    5.512%, 5/12/99...............20,994,800

              Walt Disney Co.:
               Quarterly Variable Rate,
 20,000,000    5.455%, 2/26/99...............19,997,392

              Westpac Capitol Corp.:
               Quarterly Variable Rate,
 5,000,000     5.544%, 4/9/99.................4,999,342
                                       ----------------

Total Floating Rate - Notes
 (Amortized Cost $1,125,808,511)..........1,125,808,511
                                       ----------------

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
  Amount              Description              Value
  ------              -----------              -----
              U.S. TREASURY SECURITIES - 0.5%
              U.S.TREASURY NOTE
$25,000,000    5.87%, 8/31/99............$   25,181,973
                                       ----------------

Total U.S. Treasury Securities
 (Amortized Cost $25,181,973)................25,181,973
                                       ----------------

              FUNDING AGREEMENT - 0.5%
              First Allmerica Financial,
 30,000,000    4.75%, 12/23/99...............30,000,000
                                       ----------------

TOTAL FUNDING AGREEMENT
 (AMORTIZED COST $30,000,000)................30,000,000
                                       ----------------


              COMMERCIAL PAPER - 42.1%*
              ABB Treasury Center,
 35,000,000   5.20%, 2/18/99................34,757,333

              Alcatel Alsthom,
 22,000,000   5.08%, 2/22/99................21,838,569

              Asset Securitization:
 25,000,000    5.40%, 1/22/99................24,921,250
 35,000,000    5.45%, 1/27/99................34,862,236
 35,000,000    5.40%, 1/29/99................34,853,000
 30,000,000    5.18%, 2/18/99................29,792,800
 45,000,000    5.27%, 2/19/99................44,677,213

              Associates Corp.:
 37,000,000    5.04%, 2/3/99.................36,829,060
 25,000,000    5.25%, 2/5/99.................24,872,396
 12,000,000    5.25%, 2/26/99................11,902,000

              Bank of Scotland,
 25,000,000    4.89%, 6/4/99.................24,477,041

              Barclays Bank,
 40,000,000    5.90%, 1/4/99.................39,980,333

              BBL North America:
 23,000,000    5.52%, 1/12/99................22,960,095
 30,000,000    5.50%, 1/15/99................29,935,833
 35,000,000    5.14%, 1/25/99................34,880,066
 13,000,000    5.50%, 1/26/99................12,950,348

              British Columbia Province,
  5,370,000    4.805%, 3/8/99.................5,322,695

              CAFCO:
  1,000,000    5.55%, 1/19/99...................997,226
 16,000,000    5.40%, 1/20/99................15,954,400
 24,000,000    5.33%, 1/29/99................23,900,507
 40,000,000    5.30%, 2/3/99.................39,805,666
 30,000,000    5.29%, 2/9/99.................29,828,075
 15,000,000    5.20%, 2/18/99................14,896,000

  Principal
  Amount              Description              Value
  ------              -----------              -----
              Carnival PLC UK,
$17,000,000    5.25%, 2/5/99.............$   16,913,230

              Chase Manhattan Bank,
 25,000,000    4.80%, 3/23/99................24,730,000

              Ciesco,
  5,000,000    5.35%, 1/22/99.................4,984,396

              Commonwealth Bank of Australia,
 40,000,000    5.75%, 1/11/99................39,936,111

              Corporate Receivables:
 20,000,000    5.40%, 1/15/99................19,958,000
 14,000,000    5.55%, 1/15/99................13,969,783
 30,000,000    5.40%, 1/19/99................29,919,000
 50,000,000    5.43%, 1/25/99................49,819,000
 25,000,000    5.42%, 1/27/99................24,902,139
 20,000,000    5.18%, 2/11/99................19,882,011
 30,000,000    5.25%, 2/16/99................29,798,750
 15,000,000    5.375%, 2/18/99...............14,892,500
  8,000,000    5.375%, 2/19/99................7,941,473

              Credit Suisse First Boston:
 15,000,000    5.29%, 1/7/99.................14,986,776
 10,000,000    5.15%, 1/22/99.................9,969,958
 10,000,000    5.18%, 1/25/99.................9,965,466
 30,000,000    5.18%, 1/26/99................29,892,083

              Cregem,
 30,000,000    4.99%, 4/1/99.................29,625,750

              Daimler Benz North America:
 12,000,000    5.03%, 1/29/99................11,953,053
 25,000,000    5.22%, 2/23/99................24,807,875
 18,000,000    5.03%, 4/15/99................17,738,440

              Delaware Funding Corp.:
 50,000,000    5.35%, 1/22/99...............49,843,958
 13,432,000    5.42%, 1/26/99................13,381,443
 20,000,000    5.19%, 2/18/99................19,861,600

              Diageo Capital:
 45,000,000    5.35%, 1/4/99.................44,979,938
 25,000,000    5.23%, 2/12/99................24,847,458
 22,000,000    5.26%, 2/17/99................21,848,921
 13,000,000    5.10%, 3/5/99.................12,883,975

              Ford Motor Credit,
 35,000,000    5.10%, 1/28/99................34,866,125

              Gannett,
 25,000,000    5.20%, 1/14/99................24,953,056

                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

STATEMENT OF NET ASSETS December 31, 1998
--------------------------------------------------------------------------------
  Principal
  Amount              Description              Value
  ------              -----------              -----
              General Electric Capital:
$20,000,000    5.04%, 2/8/99.............$   19,893,600
 10,000,000    5.24%, 2/9/99..................9,943,233
 20,000,000    5.33%, 2/17/99................19,860,828
 45,000,000    4.95%, 2/19/99................44,696,813
 40,000,000    5.37%, 2/26/99................39,672,867
 25,000,000    4.93%, 3/15/99................24,750,076
 13,000,000    4.98%, 3/24/99................12,852,537

              General Electric Corp.,
 30,000,000    5.05%, 1/15/99................29,941,083

              General Motors Accept Corp.:
 30,000,000    5.10%, 1/22/99................29,910,750
 52,000,000    5.06%, 1/29/99................51,795,351
 30,000,000    5.24%, 2/5/99.................29,847,167
 38,000,000    5.08%, 2/10/99................37,785,511

              Glaxo Wellcome:
 10,000,000    5.17%, 2/8/99..................9,945,428
 15,300,000    5.17%, 2/9/99.................15,214,307

              Goldman Sachs,
 10,000,000    5.55%, 1/19/99.................9,972,250

              KFW International Finance:
 30,000,000    5.00%, 1/14/99................29,945,833
 15,000,000    4.87%, 2/19/99................14,900,571

              Metropolitan Life,
 20,000,000    5.22%, 1/28/99................19,921,700

              National Rural Utility Financial
               Cooperative:
  7,000,000    4.90%, 2/22/99.................6,950,456
 10,000,000    5.08%, 3/5/99..................9,911,100
 20,000,000    4.97%, 4/26/99................19,682,473

              Norwest Corp.:
 15,000,000    5.14%, 1/22/99................14,955,025
 25,000,000    5.10%, 2/5/99.................24,876,042

              Oesterreichische,
 21,000,000    5.16%, 1/25/99................20,927,760

              Panasonic Finance,
 17,000,000    5.35%, 1/4/99.................16,992,421

  Principal
  Amount              Description              Value
  ------              -----------              -----
              Pitney Bowes Credit,
$50,000,000    5.15%, 1/4/99.............$   49,978,542

              Province of Quebec:
 40,000,000    5.14%, 2/8/99.................39,782,978
 16,400,000    4.95%, 2/16/99................16,296,270

              Quincy Capital Corp.:
 18,136,000    5.50%, 1/15/99................18,097,209
 28,492,000    5.48%, 1/27/99................28,379,235
 15,000,000    5.41%, 1/28/99................14,939,138

              Receivables Capital Corp.:
  9,246,000    5.27%, 1/25/99.................9,213,515
  8,940,000    5.35%, 1/26/99.................8,906,785
 21,398,000    5.29%, 1/28/99................21,313,103
 54,575,000    5.42%, 2/5/99.................54,287,420

              Repsol International Finance:
 28,000,000    5.16%, 2/11/99................27,835,453
  2,000,000    5.00%, 2/16/99.................1,987,222
 20,000,000    4.92%, 3/15/99................19,800,467
  8,000,000    4.85%, 6/28/99 ................7,808,156

              Swedish Export Credit,
 25,000,000    5.02%, 2/24/99................24,811,750

              Union Bank of Switzerland:
 40,000,000    5.26%, 1/5/99 ................39,976,622
 40,000,000    5.219%, 1/15/99...............39,918,814

              Walt Disney Co.,
  2,600,000    5.05%, 2/5/99 .................2,587,234

              Wells Fargo Bank,
 20,000,000    5.25%, 1/29/99................19,918,332
                                       ----------------

Total Commercial Paper
 (Amortized Cost $2,300,229,837)..........2,300,229,837
                                       ----------------
Total Investments
 (Amortized Cost $5,438,592,996) 99.5%....5,438,592,996

Other Assets in Excess
 of Liabilities...................0.5%.......25,659,993
                                -----  ----------------
Net Assets .....................100.0%...$5,464,252,989
                                =====  ================


------------------
*Interest rates for commercial paper represent discount rates at the time of purchase.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

STATEMENT OF OPERATIONS For the year ended December 31, 1998
--------------------------------------------------------------------------------
Investment Income
   Interest ...............................................       $ 296,596,871
                                                                  -------------
Expenses
   Advisory Fees ..........................................           8,019,093
   Administration and Services Fees .......................           2,673,031
   Professional Fees ......................................              53,971
   Trustees Fees ..........................................               3,285
   Miscellaneous ..........................................              11,980
                                                                  -------------
   Total Expenses .........................................          10,761,360
   Less: Expenses absorbed by Bankers Trust ...............          (1,151,727)
                                                                  -------------
      Net Expenses ........................................           9,609,633
                                                                  -------------
Net Investment Income .....................................         286,987,238
Net Realized Gain from Investment Transactions ............             320,470
                                                                  -------------
Net Increase in Net Assets from Operations ................       $ 287,307,708
                                                                  =============


                        See Notes to Financial Statements.


-------------------------------------------------------------------------------------------------
Cash Management Portfolio

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------
                                                                  For the            For the
                                                                year ended         year ended
                                                             December 31, 1998  December 31, 1997
                                                            ------------------ ------------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income .................................   $    286,987,238    $    237,022,519
   Net Realized Gain (Loss) from Investment Transactions .            320,470             (41,207)
                                                             ----------------    ----------------
Net Increase in Net Assets Resulting from Operations .....        287,307,708         236,981,312
                                                             ----------------    ----------------
Capital Transactions
   Proceeds from Capital Invested ........................     85,829,057,272      25,687,643,529
   Value of Capital Withdrawn ............................    (84,691,836,966)    (25,146,809,558)
                                                             ----------------    ----------------
Net Increase in Net Assets from Capital Share Transactions      1,137,220,306         540,833,971
                                                             ----------------    ----------------
Total Increase in Net Assets .............................      1,424,528,013         777,815,283
Net Assets
Beginning of Year ........................................      4,039,724,975       3,261,909,692
                                                             ----------------    ----------------
End of Year ..............................................   $  5,464,252,989    $  4,039,724,975
                                                             ================    ================

----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the periods indicated for the Cash Management Portfolio.

                                                                     For the years ended December 31,
                                              ------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995            1994
                                                     ----             ----             ----             ----            ----
Supplemental Data and Ratios:
   Net Assets, End of Period (000s omitted)   $   5,464,253    $   4,039,725    $   3,261,910    $   2,615,932    $   2,735,025
   Ratios to Average Net Assets:
      Net Investment Income ...............          05.37%            5.43%            5.27%            5.77%            4.24%
      Expenses ............................           0.18%            0.18%            0.18%            0.18%            0.18%
      Decrease Reflected in Above Expense
        Ratio Due to Absorption of Expenses
        by Bankers Trust ..................           0.02%            0.02%            0.02%            0.02%            0.02%


                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
Cash Management Portfolio

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies.
A.  Organization
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C.  Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  Federal Income Taxes
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets. For the year ended December 31, 1998, administrative and service fees amounted to $2,673,031, of which $249,048 was payable at the end of the period.

The portfolio has entered into an advisory agreement with Bankers Trust. Under this advisory agreement, the portfolio pays bankers trust an advisory fee computed daily and paid monthly at an annual rate of .15% of the portfolio's average daily net assets. For the year ended december 31, 1998, advisory fees amounted to $8,019,093, of which $747,145 was payable at the end of the period.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to
 .18% of the average daily net assets of the Portfolio.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such security to Banker Trust New York Corporation, the parent of the Advisor, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Financial Highlights for the year ended December 31, 1994, reflects the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663. In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

The Cash Management Portfolio is a participant with other affiliated entities in a revolving credit facility and a discretionary demand line of credit facility ("collectively the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively, which expire March 15, 1999. A commitment fee of
 .07% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the year ended December 31, 1998.

Note 3--Net Assets
At December 31, 1998 net assets consisted of:

Paid-in-Capital                     $5,464,252,989
                                    ==============

--------------------------------------------------------------------------------
Cash Management Portfolio

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Trustees and Holders of Beneficial Interest of
Cash Management Portfolio:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cash Management Portfolio (the "Portfolio") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 5, 1999

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BT INSTITUTIONAL FUNDS
INSTITUTIONAL CASH MANAGEMENT FUND

Investment Advisor and Administrator of the Fund
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY  10019

                            ------------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 368-4031. This report must be preceded or accompanied by the Fund's current prospectus.
                            ------------------------


Cusip #055924104
STA #479200 (12/98)